Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2023
Trade And Other Payables
Schedule of trade and other payables

	March 31,
	2022	2023
Trade payables	1,306,204	1,116,599
Accrued expenses	295,067	316,187
Refund and other payables	836,046	743,567
Total	2,437,317	2,176,353
Current	2,394,712	2,176,353
Non-current	42,605	-
Total	2,437,317	2,176,353